Warrant Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Warrant Liability [Abstract]
WARRANT LIABILITY

NOTE 4 – WARRANT LIABILITY

The Company has determined that certain warrants the Company has issued contain provisions that protect the holders from future issuances of the Company’s Common Stock at prices below such warrants’ then-in-effect respective exercise prices (see Note 9).  These provisions could result in modification of the warrants then-in-effect exercise price.  The Company has evaluated the guidance ASC 480-10 Distinguishing Liabilities from Equity and ASC 815-40 Contracts in an Entity’s Own Equity.  Pursuant to this guidance, the Company’s management has concluded that these instruments do not meet the criteria for classification as equity treatment and must be recorded as a liability as a result of the terms in the warrants that provide for price protection in the event of a future issuance.  The Company recognizes these warrants as liabilities at their fair value and re-measures them at fair value on each reporting date. ASC 820 Fair Value Measurement provides requirements for disclosure of liabilities that are measured at fair value on a recurring basis in periods subsequent to the initial recognition (see Note 2).

The Company uses Level 3 inputs for its valuation methodology for the warrant derivative liabilities. The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions.  The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to the fair value of derivative liabilities.  Various factors are considered in the pricing models the Company uses to value the warrants, including the Company’s current common stock price, the remaining life of the warrants, the volatility of the Company’s common stock price, and the risk-free interest rate.  In addition, as of the valuation dates, management assessed the probabilities of future financing assumptions in the Monte Carlo valuation models.  Future changes in these factors will have a significant impact on the computed fair value of the warrant liability.  Accordingly, the Company expects future changes in the fair value of the warrants to continue to vary from quarter to quarter.

The Company revalues the warrants as of the end of each reporting period. The estimated fair value of the outstanding warrant liabilities was approximately $549,000 and $803,000, as of September 30, 2014 and December 31, 2013, respectively.  The decrease in the fair value of the warrant liabilities for the three months ended September 30, 2014 was $88,000 while the decrease in fair value of the warrant liabilities for the nine months ended September 30, 2014 was $254,000. The adjustments to the fair value of the warrant liabilities are included in other income in the Company’s consolidated statement of operations.

The warrant liabilities were valued at the closing dates of the common stock purchase agreement (see Note 9(c)) and the end of each reporting period using a Monte Carlo valuation model with the following assumptions:

	Placement Agent Warrants		Investor Warrants
Warrants	September 30, 2014	December 31, 2013	September 30, 2014	December 31, 2013

Closing price per share of common stock	$0.40	$0.53	$0.40	$0.53
Exercise price per share (range)	0.50	0.50	0.50	0.50
Expected volatility	132.4%	123.5%	132.7%	123.5%
Risk-free interest rate	1.4%	1.6%	1.4%	1.6%
Dividend yield	-	-	-	-
Remaining expected term of underlying securities (years)	3.9	4.6	3.9	4.6

NOTE 4 – WARRANT LIABILITY

The Company has determined that certain warrants the Company has issued contain provisions that protect the holders from future issuances of the Company’s Common Stock at prices below such warrants’ then in effect respective exercise prices (see Note 12).  These provisions could result in modification of the warrants then in effect exercise price.  The Company evaluated the following guidance ASC 480-10 Distinguishing Liabilities from Equity and ASC 815-40 Contracts in an Entity’s Own Equity.  Pursuant to this guidance, the Company’s management concluded these instruments do not meet the criteria for classification as equity treatment and must be recorded as a liability as a result of the terms in the warrants that provide for price protection in the event of a future issuance.  The Company recognized these Warrants as liabilities at their fair value and re-measures them at fair value on each reporting date. ASC 820 Fair Value Measurement provides requirements for disclosure of liabilities that are measured at fair value on a recurring basis in periods subsequent to the initial recognition (see Note 2).

The Company uses Level 3 inputs for its valuation methodology for the warrant derivative liabilities.  The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions.  The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to the fair value of derivative liabilities.  Various factors are considered in the pricing models the Company uses to value the warrants, including the Company’s current common stock price, the remaining life of the warrants, the volatility of the Company’s common stock price, and the risk-free interest rate.  In addition, as of the valuation dates, management assessed the probabilities of future financing assumptions in the Monte Carlo valuation models.  Future changes in these factors will have a significant impact on the computed fair value of the warrant liability.  Accordingly, the Company expects future changes in the fair value of the warrants to continue to vary from quarter to quarter.

The Company revalues the warrants as of the end of each reporting period. The estimated fair value of the outstanding warrant liabilities was approximately $803,000 and $0, as of December 31, 2013 and December 31, 2012, respectively. The change in fair value of the warrant liabilities for the twelve months ended December 31, 2013 was approximately $296,000 from the date of original recordation in August 2013 and is included in the Company’s consolidated results of operations.

The warrant liabilities were valued at the closing dates of the Purchase Agreement (see Note 12 (c)) and the end of each reporting period using a Monte Carlo valuation model with the following assumptions:

	Placement Agent Warrants		Investor Warrants
Investor Warrants	December 31, 2013	August 21, 2013	December 31, 2013	August 21, 2013	August 15, 2013

Closing price per share of common stock	$0.53	$0.84	$0.53	$0.84	$0.69
Exercise price per share (range)	0.50	0.60	0.50	1.00	1.00
Expected volatility	123.5%	134.9%	123.5%	134.9%	134.1%
Risk-free interest rate	1.6%	1.6%	1.6%	1.6%	1.6%
Dividend yield	-	-	-	-	-
Remaining expected term of underlying securities (years)	4.6	5.0	4.6	5.0	5.0